Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury shares [member]	Foreign Currency Translation Reserve [member]	Share-based Payment Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2020	€ 838,711	€ 7,217	€ 1,728,747	€ 0	€ (76)	€ 133,101	€ (1,030,278)
Statement [LineItems]
Loss for the period	(62,792)						(62,792)
Other comprehensive income/(loss), net of tax	1,842				1,842
Total comprehensive income / (loss)	(60,950)			0	1,842		(62,792)
Share-based payment (Note 7)	23,076					23,076
Capital increase	1,982	11	1,971
Equity at Mar. 31, 2021	802,819	7,228	1,730,718	0	1,766	156,177	(1,093,070)
Equity at Dec. 31, 2021	883,635	7,646	2,107,739	(21,605)	3,779	199,931	(1,413,855)
Statement [LineItems]
Loss for the period	(125,498)						(125,498)
Other comprehensive income/(loss), net of tax	425				425
Total comprehensive income / (loss)	(125,073)				4,204		(125,498)
Share-based payment (Note 7)	19,968					19,968
Acquisition of treasury shares	(106,099)			(106,099)
Capital increase	385	3	382
Equity at Mar. 31, 2022	€ 672,816	€ 7,649	€ 2,108,121	€ (127,704)	€ 4,204	€ 219,899	€ (1,539,353)